Income Taxes (Unrecognized Income Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance as of January 1	$ 579	$ 479	$ 496
Gross increases for tax positions of prior years	61	38	22
Gross decreases for tax positions of prior years	(113)	(13)	(38)
Gross increases for tax positions of the current year	50	109	36
Settlements	(32)	(26)	(21)
Other	(17)	(8)	(16)
Balance as of December 31	$ 528	$ 579	$ 479